Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Miscellaneous liabilities [abstract]
Transactions in transit	€ 663	€ 803		€ 811
Accruals and deferred income	6,909	6,621		6,790
Other	5,220	5,664		4,990
Other liabilities	€ 12,792	€ 13,088	[1]	€ 12,591

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).